Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2012 Unaudited
CURRENT ASSETS:
Cash	$ 35,327	$ 235
Prepaid expenses	36,000	36,000
TOTAL CURRENT ASSETS	71,327	36,235
FIXED ASSETS - at cost
Computer and office equipment	54,124	54,124
Less: Accumulated depreciation	(53,183)	(53,242)
NET FIXED ASSETS	941	882
INVESTMENTS, at cost	220,000	355,000
TOTAL ASSETS	292,268	392,117
CURRENT LIABILITIES:
Accounts payable	235,757	229,308
Accrued expenses	865,500	929,250
Accrued interest	2,349,135	2,427,817
Accrued derivative liability	212,031	94,634
License fees payable	200,000	200,000
Due to related parties	58,563	58,563
Advances from an officer	106,648	117,748
Notes payable	951,200	1,038,200
Note payable - officer	1,432,066	1,428,816
TOTAL CURRENT LIABILITIES	6,410,900	6,524,336
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Series A Preferred Stock, $0.001 par value, 1,000,000 shares authorized; 44,500 shares issued and outstanding	44	44
Series B Convertible Preferred Stock, $0.01 par value; 850,000 shares authorized; 850,000 shares issued and outstanding authorized; 1,000,000 Class A shares issued and outstanding	8,500	8,500
Series C Convertible Preferred Stock, $0.01 par value; 147,775 shares authorized; 147,775 shares issued and outstanding	1,478	1,478
Common stock; $0.001 par value; 75,000,000,000 shares authorized; 5,434,715 and 784,715 issued and outstanding, respectively' issued and outstanding	785	5,435
Additional paid-in capital	17,001,152	17,012,752
Stock subscription receivable	(156,300)	(156,300)
Non-controlling interest	(9,168)	(9,168)
Accumulated deficit	(22,965,123)	(22,994,960)
TOTAL STOCKHOLDERS' DEFICIT	(6,118,632)	(6,132,219)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 292,268	$ 392,117